Share based payments - Restricted Stock Units RSUs (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Total share based payment expense | $	$ 55	$ 70
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares) | shares	1
Vesting period			4 years
Vesting percentage	0.25
Total share based payment expense | $	$ 56	$ 33
Restricted stock units (RSUs) | Non-executive director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year		4 years
Holding period	3 years